Redeemable Convertible Preferred Shares - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Sep. 23, 2016 shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2015 USD ($) shares	Jan. 31, 2015 CNY (¥) shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Oct. 31, 2013 CNY (¥) shares	Oct. 31, 2013 USD ($) shares	Jul. 31, 2011 CNY (¥) shares	Jul. 31, 2011 USD ($) shares	Sep. 30, 2010 CNY (¥) shares	Sep. 30, 2010 USD ($) shares
Temporary Equity [Line Items]
Redemption start date	Sep. 06, 2017
Minimum redemption rights percentage threshold of outstanding preferred shares	50.00%
Accrue interest daily rate	10.00%
Minimum number of stock issuance value required for qualified initial public offering | $											$ 30,000,000
Minimum market capitalization value required for qualified initial public offering | $											$ 160,000,000
Preferred Stock, Dividend Rate, Percentage	10.00%
Convertible Redeemable Series A Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares) | shares	0	3,125,000						3,125,000	3,125,000					3,125,000	3,125,000
Aggregate proceeds of convertible preferred stock														¥ 35,707	$ 5,250,000
Redemption price percentage of original issuance price	125.00%
Liquidation preferences percentage	150.00%
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares) | shares	0	1,302,084						1,302,084	1,302,084			1,302,084	1,302,084
Aggregate proceeds of convertible preferred stock												¥ 24,251	$ 3,750,000
Redemption price percentage of original issuance price	125.00%
Liquidation preferences percentage	150.00%
Convertible Redeemable Series B Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares) | shares	0	2,962,239						2,962,239	2,962,239	2,962,239	2,962,239
Aggregate proceeds of convertible preferred stock										¥ 107,100	$ 17,500,000
Redemption price percentage of original issuance price	125.00%
Convertible preferred stock conversion basis		Each preferred share is convertible into one ordinary Class B share.
Minimum number of stock issuance value required for qualified initial public offering | $											100,000,000
Minimum market capitalization value required for qualified initial public offering | $											235,000,000
Liquidation preferences percentage	125.00%
Convertible Redeemable Series C Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares) | shares	0	4,640,843		4,640,843	4,640,843	4,640,843	4,640,843
Aggregate proceeds of convertible preferred stock				¥ 262,561	$ 42,000,000	¥ 262,561	$ 42,000,000
Redemption price percentage of original issuance price	110.00%
Minimum market capitalization value required for qualified initial public offering | $											$ 360,000,000
Liquidation preferences percentage	100.00%
Class B Ordinary Shares
Temporary Equity [Line Items]
Number of common stock issued upon conversion | shares			12,030,166